OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Products and Services Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of operating segments [line items]
Revenue	$ 4,282.8	$ 4,010.6
Products
Disclosure of operating segments [line items]
Revenue	1,495.3	1,396.3
Training, software and services
Disclosure of operating segments [line items]
Revenue	$ 2,787.5	$ 2,614.3